Derivative warrant liabilities - Fair value measurements (Details) - 10 months ended Jan. 31, 2024	USD ($) $ / shares	item	Total	Y	USD ($)
Quantitative information regarding Level 2 fair value measurements
Financial instruments at fair value					$ 776,608
Fair value loss	$ 181,250
Public warrants
Quantitative information regarding Level 2 fair value measurements
Financial instruments at fair value					750,000
Fair value per warrant | $ / shares	$ 0.06
Private warrants
Quantitative information regarding Level 2 fair value measurements
Financial instruments at fair value					26,608
Fair value per warrant | $ / shares	$ 0.4668
Level 2
Quantitative information regarding Level 2 fair value measurements
Warrants, Measurement input		0		5.00
Financial instruments at fair value					$ 26,608
Share price | Level 2
Quantitative information regarding Level 2 fair value measurements
Warrants, Measurement input | $ / shares	4.79
Exercise price | Level 2
Quantitative information regarding Level 2 fair value measurements
Warrants, Measurement input | $ / shares	11.50
Risk-free interest rate | Level 2
Quantitative information regarding Level 2 fair value measurements
Warrants, Measurement input			0.0393
Expected volatility | Level 2
Quantitative information regarding Level 2 fair value measurements
Warrants, Measurement input			0.1770